provisions (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)
provisions reconciliation
Balance at beginning of period	$ 1,029	$ 1,034
Additions	34	67
Reversals	(3)	(5)
Uses	(35)	(75)
Interest effects	6	11
Effects of foreign exchange, net		(1)
Balance at end of period	1,031	1,031
Current	71	71
Non-current	960	960
Total	1,031	1,031
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	664	661
Uses		(1)
Interest effects	3	7
Balance at end of period	667	667
Current	6	6
Non-current	661	661
Total	667	667
Employee-related
provisions reconciliation
Balance at beginning of period	38	42
Additions	19	34
Uses	(10)	(29)
Balance at end of period	47	47
Current	40	40
Non-current	7	7
Total	47	47
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	203	202
Additions	8	8
Reversals	(2)	(2)
Interest effects	3	4
Balance at end of period	212	212
Non-current	212	212
Total	212	212
Other
provisions reconciliation
Balance at beginning of period	124	129
Additions	7	25
Reversals	(1)	(3)
Uses	(25)	(45)
Effects of foreign exchange, net		(1)
Balance at end of period	105	105
Current	25	25
Non-current	80	80
Total	$ 105	$ 105